Submission	Mar. 26, 2025
Submission [Line Items]
Central Index Key	0001846084
Registrant Name	Global Crossing Airlines Group Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES